INCOME TAXES AND DEFERRED TAXES (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Income Tax [Line Items]
Deferred tax assets	$ 186,884	$ 157,866
Deferred Tax Liabilities, Net	1,663,983	1,782,834
Deferred tax expense (income)	181,628	16,723	$ (42,524)
Unused tax losses [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	62,706	50,917
Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Deferred Tax Liabilities, Net	1,663,983	1,782,834	1,755,528
Deferred tax expense (income) recognised in profit or loss	(168,278)	3,868
Deferred tax liabilities [Member] | Temporary Differences [member]
Disclosure Of Income Tax [Line Items]
Deferred tax expense (income) recognised in profit or loss	168,279	(3,868)	(26,259)
Deferred Tax Assets [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets		157,866	140,251
Deferred tax expense (income) recognised in profit or loss		20,591
Deferred Tax Assets [Member] | Temporary Differences [member]
Disclosure Of Income Tax [Line Items]
Deferred tax expense (income) recognised in profit or loss	6,079	9,093	(15,306)
Deferred Tax Assets [Member] | Unused tax losses [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	62,706	50,917	35,751
Deferred tax expense (income) recognised in profit or loss	7,271	11,498	$ (959)
Deductible Difference [Member] | Temporary Differences [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	124,178	106,949
Deductible Difference [Member] | Unused tax losses [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	62,706	50,917
Taxable Difference [Member] | Temporary Differences [member]
Disclosure Of Income Tax [Line Items]
Deferred Tax Liabilities, Net	$ 1,663,983	$ 1,782,834